Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Interest received	$ 75,201	$ 76,329	$ 75,013
Fees received	11,816	12,171	12,215
Other income received		3
Proceeds from sales of loans	121,055	137,836	106,179
Origination of loans held for sale	(109,131)	(135,107)	(111,040)
Interest paid	(11,396)	(14,876)	(18,642)
Cash paid to suppliers and employees	(41,968)	(38,789)	(35,835)
Income taxes paid	(8,413)	(8,152)	(7,666)
Net cash provided by operating activities	37,164	29,415	20,224
Cash flows from investing activities:
Purchase of available-for-sale securities	(109,662)	(217,500)	(252,525)
Proceeds from calls, maturities and paydowns of available-for-sale securities	76,811	173,266	197,133
Proceeds from sale of available-for-sale securities	6,867	37,353	26,452
Purchase of held-to-maturity securities	(14,250)	(2,587)	(3,348)
Proceeds from maturities and paydowns of held-to-maturity securities	2,749	1,437	2,195
Loans made to customers, net of repayments	(48,636)	(61,432)	(47,353)
Purchase of annuity contracts and life insurance		(4,072)	(386)
Purchase of Bank owned life insurance	(5,000)
Purchase of bank premises and equipment	(4,074)	(1,946)	(4,987)
Proceeds from sale of other assets	51	70	94
Proceeds from sale of other real estate	5,053	8,977	4,020
Net cash used in investing activities	(90,091)	(66,434)	(78,705)
Cash flows from financing activities:
Net increase in non-interest bearing, savings, NOW and money market deposit accounts	95,320	123,050	92,092
Net decrease in time deposits	(34,987)	(35,170)	(17,332)
Net increase (decrease) in securities sold under agreements to repurchase	(1,506)	3,165	883
Dividends paid	(4,464)	(6,243)	(4,348)
Proceeds from sale of common stock pursuant to dividend reinvestment	3,248	4,518	3,218
Proceeds from sale of common stock pursuant to exercise of stock options	156	189	110
Repurchase of common shares			(250)
Net cash provided by financing activities	57,767	89,509	74,373
Net increase (decrease) in cash and cash equivalents	4,840	52,490	15,892
Cash and cash equivalents at beginning of year	106,664	54,174	38,282
Cash and cash equivalents at end of year	111,504	106,664	54,174
Reconciliation of net earnings to net cash provided by operating activities:
Net earnings	15,869	12,148	10,050
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation, amortization and accretion	4,787	5,106	4,228
Provision for loan losses	2,177	9,528	8,678
Share based compensation expense	32	31	24
Provision for deferred tax expense (benefit)	1,068	(814)	(1,471)
Write downs and loss on sales of other real estate	1,642	3,286	3,560
Loss on sales of other assets	3	2	15
Gain on sale of premises and equipment	(12)
Security gains	(78)	(259)	(192)
Decrease (increase) in loans held for sale	8,626	(873)	(6,930)
Increase (decrease) in taxes payable	(175)	177	350
Decrease in other assets	1,337	700	1,340
Decrease in accrued interest receivable	363	504	322
Decrease in interest payable	(517)	(769)	(752)
Increase in accrued expenses	2,042	648	1,002
Total adjustments	21,295	17,267	10,174
Net cash provided by operating activities	37,164	29,415	20,224
Supplemental Schedule of Non-Cash Activities:
Unrealized gain (loss) in value of securities available-for-sale, net of taxes of $4,261 in 2013, $1,058 in 2012, and $2,612 in 2011	(6,868)	1,707	4,211
Non-cash transfers from loans to other real estate	5,539	9,236	17,170
Non-cash transfers from other real estate to loans	1,282	783	4,214
Non-cash transfers from loans to other assets	$ 46	$ 73	$ 77